Provisions for Sundry Creditors - Summary of Provisions for Sundry Creditors and Others (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of other provisions [abstract]
Provision for plugging of wells (Note 15)		$ 80,849,900	$ 84,050,900	$ 68,797,600
Provision for trails in process (Note 29)		8,075,031	6,483,078	7,812,689
Provision for environmental costs		9,086,977	11,219,278	$ 11,067,134
Provisions	$ 5,200,895	$ 98,011,908	$ 101,753,256